Taxation (Details) - Schedule of changes in valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 2,314	$ 2,030
Additions	5,436	233
Foreign currency translation adjustments	(173)	51
Balance at the end of the year	$ 7,577	$ 2,314